Annual Total Returns[BarChart] - VictoryShares US 500 Volatility Wtd ETF - VictoryShares US 500 Volatility Wtd ETF	2015	2016	2017	2018	2019
Total	(0.51%)	14.41%	22.38%	(8.61%)	30.32%